Shareholders' Equity - Textuals (Details) (USD $)	1 Months Ended							12 Months Ended									12 Months Ended								1 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Aug. 31, 2011	May 31, 2011	Jan. 31, 2011	May 31, 2009	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Oct. 15, 2010	Apr. 28, 2010	Feb. 24, 2010	Feb. 23, 2010	Feb. 22, 2010	Dec. 31, 2011 Series T Preferred Stock [Member]		Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2009 Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series L Preferred Stock [Member] Days		Dec. 31, 2009 Series L Preferred Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Sep. 30, 2011 Berkshire Hathaway Warrant Six Percent Perpetual Preferred Series T Stock [Member]	Sep. 02, 2011 Berkshire Hathaway Warrant Six Percent Perpetual Preferred Series T Stock [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2009 Retained Earnings [Member]	Dec. 31, 2011 Common Stock Including Additional Paid in Capital [Member]	Dec. 31, 2010 Common Stock Including Additional Paid in Capital [Member]	Dec. 31, 2009 Common Stock Including Additional Paid in Capital [Member]	Dec. 31, 2011 Preferred Stock [Member]	Jan. 31, 2012 Dividend Declared [Member]	Dec. 31, 2011 Exchange Agreements [Member]	Dec. 31, 2011 Exchange Agreements [Member] Common Stock [Member]	Dec. 31, 2011 Exchange Agreement Non-Convertible Preferred Stock for Common Stock [Member] Non-Convertible Preferred Stock [Member]	Dec. 31, 2011 Exchange Agreement Non-Convertible Preferred Stock for Common Stock [Member] Common Stock [Member]	Dec. 31, 2011 Exchange Agreement Series L Perpetual Convertible Preferred Stock [Member] Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.01		$ 0.01	$ 0.01	$ 0.01																														$ 0.01
Issuance of common stock, shares						1,300,000,000															269,000,000												1,250,000,000				400,000,000	815,000,000
Warrant Exercised, Number of Shares																										50,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										700,000,000
Proceeds from Warrant Exercises		$ 5,000,000,000
Stock Issued During Period Value Preferred New Issues																															2,100,000,000			2,900,000,000
Investment Warrants, Exercise Price																									$ 7.142857
Common Stock, Shares Authorized								12,800,000,000	12,800,000,000				12,800,000,000		11,300,000,000	10,000,000,000
Stock issued in acquisition, shares							1,400,000,000												376,000					1,400,000,000									1,375,476,000
Warrants Issued To Purchase Shares Of Common Stock										121,800,000	150,400,000
Exercise Price Of Common Stock										$ 30.79	$ 13.30
Average Price Of Common Stock						10.77
Gross Proceeds From At Market Issuance Program						13,500,000,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																											51,000,000
Shares Paid for Tax Withholding for Share Based Compensation								28,000,000
Number of Shares Authorized								2,200,000,000
Preferred stock dividends and accretion								1,361,000,000	1,357,000,000	8,480,000,000
Preferred								1,325,000,000	1,357,000,000	4,537,000,000																		1,325,000,000	1,357,000,000	4,537,000,000
Issuance of common stock										13,468,000,000																							13,468,000,000				2,200,000,000
Proceeds from Issuance of Senior Long-term Debt																																				2,300,000,000		231,000,000		129,000,000
Increase to Tier 1 Common Capital								3,900,000,000
Carrying Value								18,730,000,000									2,918,000,000	[1],[2],[3]			3,080,000,000	[1],[2],[3]																814,000,000
Stock Issued During Period, Common Stock in Exchange for Preferred Stock																																							72,000,000	20,000,000
Stock Issued During Period, Common Stock in Exchange for Preferred Stock, Value																																							399,000,000	123,000,000
Per Annum Dividend Rate																	6.00%				7.25%
Non Cash Reduction to Preferred Stock Dividends																																						184,000,000		17,000,000
Fair Value of Consideration Transferred in Exchange of Preferred Stock for Common Stock																																								220,000,000
Fair Value of Securities Issuable																																								32,000,000
Liquidation Preference Per Share																	$ 100,000	[4]			$ 1,000	[4]
Preferred Stock Dividend Rate Percentage Option To Exercise In Cash or Noncash Warrant Transaction																										6.00%
Preferred Stock, Redemption Price Per Share																	$ 105,000
Preferred Stock, Dividend Rate, Percentage Unpaid																	8.00%
Aggregate Number Of Common Stock Into Which Mandatory Convertible Preferred Stock Are Converted												50,000,000
Issued Additional Preferred Stock							30,000,000,000
Excess Liquidity Used To Repurchase Tarp Preferred Stock										25,700,000,000
Proceeds From Sale Of Common Equivalent Securities Related To Tarp Repayment										19,300,000,000
Number Of Common Equivalent Stock Sold										1,300,000,000
Value Of Common Equivalent Securities Per Unit										15
Purchase Aggregate Of Common Stock										60,000,000
Conversion Of Common Equivalent Stock Into Common Stock														1,286,000,000
Preferred Share Exchanged Carrying Value										11,300,000,000									7,300,000,000	3,900,000,000
Preferred Shares Exchanged										467,000,000									323,000,000	144,000,000
Common Stock Shares Issued In Preferred Share Exchanged										745,000,000									545,000,000	200,000,000
Preferred Share Exchanged Fair Value Of Stock Issued										8,600,000,000									6,100,000,000	2,500,000,000
Preferred Shares Induced Conversion																							3,600,000
Preferred Shares Induced Conversion Liquidation Preference																							3,600,000,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate								35.00%	35.00%	35.00%
Mandatory convertible preferred stock conversion, shares																							255,000,000									50,354,000
Stock Issued During Period, Value, Conversion of Convertible Securities																							2,800,000,000
Increase In Retained Earnings And Net Income Applicable To Common Shareholders										576,000,000									576,000,000
Net Benefit Due To Excess Of Carrying Value Of Non Convertible Preferred Stock										2,620,000,000
Preferred Stock Conversions, Inducements										$ 2,040,000,000
Preferred Stock To Be Convertible Into Common Shares																					20
Preferred Stock, Par or Stated Value Per Share								$ 0.01	$ 0.01
Trading Days																					20
Consecutive Trading Days																					30
Common Stock Closing Price Exceeds Then Applicable Conversion Price Of Preferred Stock																					1.30
Increase to Tier 1 Capital, Percent								0.29%

[1]	The Corporation may redeem series of preferred stock on or after the redemption date, in whole or in part, at its option, at the liquidation preference plus declared and unpaid dividends.
[2]	Amounts shown are before third-party issuance costs and other Merrill Lynch purchase accounting related adjustments of $333 million.
[3]	Ownership is held in the form of depositary shares, each representing a 1/1000th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.
[4]	Series B Preferred Stock does not have early redemption/call rights.